Supplementary Information to the Statements of Comprehensive Income (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Financial income:
Interest income on deposits | ₪	₪ 4		₪ 100	₪ 18
Exchange differences, net | ₪			827
Revaluation of warrants | ₪			2,009
Finance income | ₪	4		2,936	18
Financial expenses:
Exchange differences, net | ₪	4,373			2,871
Lease holding finance expense | ₪	666
Revaluation of warrants | ₪	11,400			7,969
Finance expenses in respect of loans from others | ₪	14,083		9,202
Finance expenses in respect of government grants | ₪	169		4,343
Bank commissions and other financial expenses | ₪	156		51	73
Financial expense | ₪	₪ 30,847		₪ 13,596	₪ 10,913
USD [Member]
Financial income:
Interest income on deposits | $		$ 1
Exchange differences, net | $
Revaluation of warrants | $
Finance income | $		1
Financial expenses:
Exchange differences, net | $		1,265
Lease holding finance expense | $		193
Revaluation of warrants | $		3,299
Finance expenses in respect of loans from others | $		4,075
Finance expenses in respect of government grants | $		49
Bank commissions and other financial expenses | $		45
Financial expense | $		$ 8,926